Deposits (Tables)	12 Months Ended
Mar. 31, 2014
Deposit Liabilities Table Disclosures

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2013 and March 31, 2014 were as follows:

	As of March 31,
	2013		2014		2014
	(In millions)
Interest-bearing:
Savings deposits	Rs.	882,099.8	Rs.	1,031,326.1	US$	17,188.8
Time deposits		1,556,162.2		2,025,828.4		33,763.8

Total interest-bearing deposits		2,438,262.0		3,057,154.5		50,952.6
Non-interest-bearing deposits		522,271.9		612,845.6		10,214.1

Total	Rs.	2,960,533.9	Rs.	3,670,000.1	US$	61,166.7

Time Deposits By Maturity

As of March 31, 2014, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2014
	(In millions)
Due to mature in the fiscal year ending March 31:
2015	Rs.	1,327,554.2	US$	22,125.9
2016		266,112.7		4,435.2
2017		276,301.9		4,605.0
2018		69,396.6		1,156.6
2019		79,548.4		1,325.8
Thereafter		6,914.6		115.3

Total	Rs.	2,025,828.4	US$	33,763.8